Housing loans and deposits from customers in the banking business (Tables)	12 Months Ended
Mar. 31, 2014
Text Block [Abstract]
Aggregate Amounts of Annual Maturities of Time Deposits with Remaining Term of More Than One Year

At March 31, 2014, aggregate amounts of annual maturities of time deposits with a remaining term of more than one year are as follows:

Fiscal year ending March 31	Yen in millions
2016	35,243
2017	10,830
2018	4,193
2019	4,861
2020	8,580
Later fiscal years	43,857

Total	107,564